Receivables and other assets - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Receivables participated in the global factoring programme	$ 457	$ 504
Receivables participated in the letter of credit discounting programme	$ 430	$ 418